Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Actual amounts of amortization expense may differ due to additional intangible assets acquired and foreign currency translation impacts (in millions):

						After
	2013	2014	2015	2016	2017	2017
Amortization expense	$87	$85	$85	$85	$75	$229

Schedule Of Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for each of the Company’s reportable segments (see Note 14) for the fiscal years ended December 29, 2012 and December 31, 2011 were as follows (in millions):

	CRM/NMD	CV/AF	Total
Balance at January 1, 2011	$1,231	$1,725	$2,956
AGA Medical	—	(3)	(3)
Foreign currency translation and other	4	(4)	—
Balance at December 31, 2011	1,235	1,718	2,953
Foreign currency translation and other	(6)	14	8
Balance at December 29, 2012	$1,229	$1,732	$2,961

Schedule Of Gross Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization
The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in millions):

	December 29, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Purchased technology and patents	$947	$336	$922	$276
Customer lists and relationships	57	36	48	25
Trademarks and tradenames	22	10	24	8
Licenses, distribution agreements and other	6	4	6	4
	$1,032	$386	$1,000	$313
Indefinite-lived intangible assets:
Acquired IPR&D	$109		$120
Trademarks and tradenames	49		49
	$158		$169